Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2023-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-31-2025	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		1/15/2026
2	Payment Date		1/20/2026
3	Collection Period	11/29/2025	12/31/2025	33
4	Monthly Interest Period - Actual/360	12/22/2025	1/19/2026	29
5	Monthly Interest - 30/360			30
6	SOFR Adjustment Date		12/18/2026

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes		294,000,000.00	-	-	-	-
8	Class A-2-A Notes		474,000,000.00	-	-	-	-
9	Class A-2-B Notes		150,000,000.00	-	-	-	-
10	Class A-3 Notes		492,000,000.00	296,211,565.48	26,214,190.71	269,997,374.77	0.5487752
11	Class A-4 Notes		90,000,000.00	90,000,000.00	-	90,000,000.00	1.0000000
12	Total Securities		$1,500,000,000.00	$386,211,565.48	$26,214,190.71	$359,997,374.77

13	Overcollateralization		46,391,754.61	46,391,754.61		46,391,754.61
14	Adjusted Pool Balance		$1,546,391,754.61	$432,603,320.09	$26,214,190.71	$406,389,129.38
15	YSOC		161,524,359.74	38,103,566.75		35,507,632.69
16	Net Pool Balance		$1,707,916,114.35	$470,706,886.84	$26,214,190.71	$441,896,762.07

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	5.49800%	N/A	-	-	-	-
18	Class A-2-A Notes	5.50000%	N/A	-	-	-	-
19	Class A-2-B Notes	4.43765%	3.91765%	-	-	-	-
20	Class A-3 Notes	5.02000%	N/A	1,239,151.72	2.5186011	27,453,342.43	55.7994765
21	Class A-4 Notes	5.01000%	N/A	375,750.00	4.1750000	375,750.00	4.1750000
22	Total Securities			1,614,901.72		27,829,092.43

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	17,639,289.48
24	Scheduled Interest Payments Received	2,030,618.98
25	Prepayments of Principal Received	10,243,395.24
26	Liquidation Proceeds	179,719.12
27	Recoveries Received	698,146.23
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	30,791,169.05
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 94)	12,102.76
32	Total Available Funds, prior to Servicer Advances	30,803,271.81
33	Servicer Advance (Item 77)	-
34	Total Available Funds + Servicer Advance	30,803,271.81
35	Reserve Account Draw Amount (Item 80)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	30,803,271.81

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 83)	-
38	Servicing Fees (Item 45)	392,255.74
39	Class A Noteholder Interest (Item 56)	1,614,901.72
40	Principal Distribution Amount (Item 81)	26,214,190.71
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	2,581,923.64

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	392,255.74	-	392,255.74

Pro rata:
46	Class A-1 Interest	-	-	-
47	Class A-2-A Interest	-	-	-
48	Class A-2-B Interest	-		-
49	Class A-3 Interest	1,239,151.72	-	1,239,151.72
50	Class A-4 Interest	375,750.00	-	375,750.00
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall	-	-	-
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	1,614,901.72	-	1,614,901.72

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Beginning Adjusted Pool Balance		432,603,320.09
58	Beginning Net Pool Balance	470,706,886.84
59	Receipts of Scheduled Principal	(17,639,289.48)
60	Receipts of Prepaid Principal	(10,243,395.24)
61	Liquidation Proceeds	(179,719.12)
62	Other Collections of Principal	-
63	Principal Amount of Repurchases	-
64	Principal Amount of Defaulted Receivables	(747,720.93)
65	Ending Net Pool Balance	441,896,762.07
66	Yield Supplement Overcollateralization Amount	35,507,632.69
67	Adjusted Pool Balance	406,389,129.38
68	Less: Adjusted Pool Balance - End of Collection Period		406,389,129.38
69	Calculated Principal Distribution Amount		26,214,190.71

	Calculation of Servicer Advance:
70	Available Funds, prior to Servicer Advances (Item 32)		30,803,271.81
71	Less: Prior Advance Reimbursement (Item 37)		-
72	Less: Servicing Fees Paid (Item 38)		392,255.74
73	Less: Interest Paid to Noteholders (Item 39)		1,614,901.72
74	Less: Calculated Principal Distribution (Item 69)		26,214,190.71
75	Equals: Remaining Available Funds before Servicer Advance		2,581,923.64
76	Monthly Loan Payments Due on Included Units but not received (N/A if Item 75 > 0)		N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 75 and Item 76, else 0)		-

	Calculation of Reserve Account Draw Amount:
78	Remaining Available Funds, before Reserve Account Draw (Item 75 plus Item 77)		2,581,923.64
79	Available Funds Shortfall Amount (If Item 78 < 0,Item 78, else 0)		-
80	Reserve Account Draw Amount (If Item 79 is > 0, Lesser of Reserve Acct Balance and Item 79)		-

81	Principal Distribution Amount (Item 69 - Available Funds Shortfall + Reserve Account Draw Amt)		26,214,190.71

	Reconciliation of Servicer Advance:
82	Beginning Balance of Servicer Advance		-
83	Less: Prior Advance Reimbursement		-
84	Plus: Additional Servicer Advances for Current Period		-
85	Ending Balance of Servicer Advance		-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
86	Specified Reserve Account Balance (Lesser of (a) $3,865,979.39, and (b) the aggregate note balance)	3,865,979.39
87	Initial Reserve Account Balance	3,865,979.39
88	Beginning Reserve Account Balance	3,865,979.39
89	Plus:Net Investment Income for the Collection Period	12,102.76
90	Subtotal:Reserve Fund Available for Distribution	3,878,082.15
91	Plus:Deposit of Excess Available Funds (Item 41)	-
92	Less:Reserve Account Draw Amount (Item 80)	-
93	Subtotal Reserve Account Balance	3,878,082.15
94	Less: Reserve Account Excess Amount to Available Funds (If Item 93 > Item 86)	12,102.76
95	Equals: Ending Reserve Account Balance	3,865,979.39

96	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
97	Net Pool Balance	1,707,916,114	470,706,887	441,896,762
98	Number of Current Contracts	50,033	28,201	27,350
99	Weighted Average Loan Rate	4.83%	4.91%	4.92%
100	Average Remaining Term	57.1	28.1	27.1
101	Average Original Term	66.8	68.4	68.45
102	Monthly Prepayment Rate			1.24%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
103	Aggregate Outstanding Principal Balance of Charged Off Receivables		40	927,440.05
104	Liquidation Proceeds on Related Vehicles			179,719.12
105	Recoveries Received on Receivables Previously Charged Off			698,146.23
106	Net Principal Losses for Current Collection Period		40	49,574.70

107	Beginning Net Principal Losses		1,848	27,431,907.13
108	Net Principal Losses for Current Collection Period		40	49,574.70
109	Cumulative Net Principal Losses		1,888	27,481,481.83
110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,707,916,114.35)			1.61%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
111	Current	97.68%	26,896	431,649,205.08
112	31 - 60 Days Delinquent	1.85%	364	8,191,031.05
113	61 - 90 Days Delinquent	0.47%	90	2,056,525.94
114	91-120 Days Delinquent1	0.00%	-	-
115	Total	100.00%	27,350	441,896,762

H.	DELINQUENCY AND NET LOSS RATIOS
	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			0.01%
117	Prior Period			0.08%
118	Two Periods Prior			0.12%
119	Three Periods Prior			0.12%
120	Four Period Average (Current and Three Prior Collection Periods)			0.08%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.47%
122	Prior Period			0.38%
123	Two Periods Prior			0.45%
124	Three Periods Prior			0.41%
125	Four Period Average (Current and Three Prior Collection Periods)			0.43%

126	Delinquncy Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.47%
128	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

VW CREDIT, INC., as Servicer

By:

Title:	Team Leader - Structured Finance

Date:	January 15, 2026